Quarterly Report
January 31, 2021
MFS®  Lifetime®  Income Fund
LRT-Q3

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.9%
MFS Emerging Markets Debt Fund - Class R6	902,517	$13,745,330
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,003,240	6,852,132
MFS Global Bond Fund - Class R6	3,556,993	34,182,705
MFS Government Securities Fund - Class R6	6,626,068	68,314,764
MFS High Income Fund - Class R6	5,998,761	20,635,738
MFS Inflation-Adjusted Bond Fund - Class R6	6,039,650	68,852,010
MFS Limited Maturity Fund - Class R6	22,436,944	137,089,725
MFS Total Return Bond Fund - Class R6	11,879,315	136,849,711
		$486,522,115
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,394,891	$17,157,162
MFS International Growth Fund - Class R6	80,667	3,386,395
MFS International Intrinsic Value Fund - Class R6	66,531	3,372,435
MFS Research International Fund - Class R6	470,153	10,164,714
		$34,080,706
Specialty Funds – 4.1%
MFS Commodity Strategy Fund - Class R6	2,586,032	$14,016,295
MFS Global Real Estate Fund - Class R6	783,220	13,769,008
		$27,785,303
U.S. Stock Funds – 19.9%
MFS Blended Research Core Equity Fund - Class R6	455,158	$13,718,473
MFS Blended Research Growth Equity Fund - Class R6	743,163	13,741,082
MFS Blended Research Mid Cap Equity Fund - Class R6	1,549,334	20,497,683
MFS Blended Research Small Cap Equity Fund - Class R6	464,435	7,054,761
MFS Blended Research Value Equity Fund - Class R6	1,004,694	13,623,650
MFS Growth Fund - Class R6	85,298	13,593,015
MFS Mid Cap Growth Fund - Class R6	341,828	10,138,634
MFS Mid Cap Value Fund - Class R6	392,297	10,246,806
MFS New Discovery Fund - Class R6	80,020	3,486,468
MFS New Discovery Value Fund - Class R6	203,431	3,437,984
MFS Research Fund - Class R6	271,159	13,538,980
MFS Value Fund - Class R6	307,631	13,532,669
		$136,610,205
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 0.09% (v)	996,411	$996,411
Total Investment Companies		$685,994,740

Other Assets, Less Liabilities – 0.0%		155,955
Net Assets – 100.0%		$686,150,695
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $685,994,740.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$685,994,740	$—	$—	$685,994,740
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$12,628,522	$1,642,997	$2,839,061	$290,912	$1,995,103	$13,718,473
MFS Blended Research Growth Equity Fund	12,793,246	1,669,116	3,544,197	807,964	2,014,953	13,741,082
MFS Blended Research International Equity Fund	15,156,550	988,948	3,605,432	224,712	4,392,384	17,157,162
MFS Blended Research Mid Cap Equity Fund	19,165,862	1,155,072	5,304,948	576,225	4,905,472	20,497,683
MFS Blended Research Small Cap Equity Fund	6,456,901	452,452	2,164,370	210,298	2,099,480	7,054,761
MFS Blended Research Value Equity Fund	12,541,458	1,123,233	2,672,368	221,417	2,409,910	13,623,650
MFS Commodity Strategy Fund	11,194,579	1,263,035	2,339,597	(474,582)	4,372,860	14,016,295
MFS Emerging Markets Debt Fund	11,816,178	1,063,196	778,132	(19,429)	1,663,517	13,745,330
MFS Emerging Markets Debt Local Currency Fund	5,941,280	589,211	640,029	(68,724)	1,030,394	6,852,132
MFS Global Bond Fund	29,305,837	4,125,615	1,444,890	4,208	2,191,935	34,182,705
MFS Global Real Estate Fund	12,389,028	823,912	1,961,646	37,441	2,480,273	13,769,008
MFS Government Securities Fund	56,613,616	14,579,288	2,051,851	(9,779)	(816,510)	68,314,764
MFS Growth Fund	12,595,516	1,240,124	3,132,116	1,247,445	1,642,046	13,593,015
MFS High Income Fund	17,950,290	2,086,993	1,061,543	(59,832)	1,719,830	20,635,738
MFS Inflation-Adjusted Bond Fund	56,844,752	11,148,246	2,302,073	8,093	3,152,992	68,852,010
MFS Institutional Money Market Portfolio	1,176,620	19,783,772	19,963,853	(104)	(24)	996,411
MFS International Growth Fund	3,064,734	135,423	645,816	113,244	718,810	3,386,395
MFS International Intrinsic Value Fund	3,042,349	282,664	545,331	77,144	515,609	3,372,435
MFS Limited Maturity Fund	115,480,821	22,629,255	4,648,729	(1,611)	3,629,989	137,089,725
MFS Mid Cap Growth Fund	9,474,698	438,279	3,049,334	1,275,971	1,999,020	10,138,634
MFS Mid Cap Value Fund	9,553,023	532,164	2,605,571	374,791	2,392,399	10,246,806
MFS New Discovery Fund	3,278,456	445,605	1,553,608	321,892	994,123	3,486,468
MFS New Discovery Value Fund	3,250,810	328,822	1,166,556	171,001	853,907	3,437,984
MFS Research Fund	12,588,213	1,281,029	2,542,718	335,332	1,877,124	13,538,980
MFS Research International Fund	9,093,886	466,863	1,908,522	285,442	2,227,045	10,164,714
MFS Total Return Bond Fund	117,955,963	19,202,374	4,874,127	(16,036)	4,581,537	136,849,711
MFS Value Fund	12,463,332	1,085,998	2,209,633	183,523	2,009,449	13,532,669
	$593,816,520	$110,563,686	$81,556,051	$6,116,958	$57,053,627	$685,994,740
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$218,204	$736,231
MFS Blended Research Growth Equity Fund	211,528	703,759
MFS Blended Research International Equity Fund	427,771	—
MFS Blended Research Mid Cap Equity Fund	220,543	500
MFS Blended Research Small Cap Equity Fund	53,121	—
MFS Blended Research Value Equity Fund	272,693	—
MFS Commodity Strategy Fund	129,144	—
MFS Emerging Markets Debt Fund	418,042	—
MFS Emerging Markets Debt Local Currency Fund	209,137	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Bond Fund	$864,718	$201,700
MFS Global Real Estate Fund	146,440	—
MFS Government Securities Fund	946,285	—
MFS Growth Fund	—	486,252
MFS High Income Fund	711,911	—
MFS Inflation-Adjusted Bond Fund	698,831	—
MFS Institutional Money Market Portfolio	1,175	—
MFS International Growth Fund	28,390	—
MFS International Intrinsic Value Fund	26,230	162,689
MFS Limited Maturity Fund	2,257,858	—
MFS Mid Cap Growth Fund	—	84,041
MFS Mid Cap Value Fund	118,172	—
MFS New Discovery Fund	131,507	183,863
MFS New Discovery Value Fund	40,559	38,599
MFS Research Fund	133,594	592,866
MFS Research International Fund	110,717	—
MFS Total Return Bond Fund	2,964,296	168,226
MFS Value Fund	177,879	143,476
	$11,518,745	$3,502,202
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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